Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2023-2026) (Parenthetical) (Detail) - Plan 2023 - 2026 [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	8 months	8 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	20 months	32 months